UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            December 31, 2008
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       112
Entry Total:
Form 13F Information Table     	 $369,281,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 Vanguard Short Term Bond          SHORT TRM   921937827    38,597    479,164   SH       Sole                 479,164
                                   BOND
 S&P 500 SPDR                      UNIT SER 1  78462F103       444      4,917   SH       Sole                   4,917
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     3,257    120,271   SH       Sole                 120,271
 Estate                            REIT
 iShares MSCI EAFE                 MSCI EAFE   464287465    30,245    674,210   SH       Sole                 674,210
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885     4,759    104,713   SH       Sole                 104,713
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234     1,055     42,267   SH       Sole                  42,267
                                   MKT
 iShares Russell 1000 Growth       RUSSELL     464287614    91,521  2,469,543   SH       Sole               2,469,543
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622     2,254     46,131   SH       Sole                  46,131
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    48,592    981,261   SH       Sole                 981,261
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       820     16,117   SH       Sole                  16,117
                                   GROW
 iShares S&P 500                   S&P 500     464287200    60,155    666,096   SH       Sole                 666,096
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     3,627     80,735   SH       Sole                  80,735
 iShares S&P 500/Value Index       S&P 500     464287408     1,186     26,259   SH       Sole                  26,259
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    23,896    536,263   SH       Sole                 536,263
                                   600
 AT&T Inc. New                     COM         78387G103     1,519     53,281   SH       Sole                  53,281
 Abbott Laboratories               COM         002824100     2,595     48,618   SH       Sole                  48,618
 Allergan Inc.                     COM         184901023       276      6,855   SH       Sole                   6,855
 Allstate Corp                     COM         020002101       400     12,212   SH       Sole                  12,212
 Altria Group                      COM         718154107       155     10,277   SH       Sole                  10,277
 American Intl Group Inc           COM         026874107        23     14,424   SH       Sole                  14,424
 Amgen Inc.                        COM         311621007       417      7,225   SH       Sole                   7,225
 Apple Computer, Inc.              COM         378331003       537      6,292   SH       Sole                   6,292
 Applied Materials Inc             COM         382221059       124     12,219   SH       Sole                  12,219
 Bank of New York Mellon Co.       COM         064058100       288     10,168   SH       Sole                  10,168
 BankAmerica Corp.                 COM         605051044       236     16,742   SH       Sole                  16,742
 Baxter International Inc.         COM         718131097       323      6,035   SH       Sole                   6,035
 Becton Dickenson & Co.            COM         758871099       236      3,447   SH       Sole                   3,447
 Bristol-Myers Squibb Company      COM         110122108       345     14,832   SH       Sole                  14,832
 British Petroleum Amoco           COM         556221042       946     20,234   SH       Sole                  20,234
 Burlington Northern Santa Fe      COM         12189T104       249      3,288   SH       Sole                   3,288
 Corp.
 C H Robinson                      COM         12541W100     1,271     23,101   SH       Sole                  23,101
 C V S Corp Del                    COM         126650100       220      7,641   SH       Sole                   7,641
 Carmax                            COM         143130102        86     10,900   SH       Sole                  10,900
 Carnival Corp.                    COM         143658102       284     11,687   SH       Sole                  11,687
 Caterpillar Inc.                  COM         149123101       605     13,545   SH       Sole                  13,545
 Charles Schwab                    COM         808513105       275     16,984   SH       Sole                  16,984
 ChevronTexaco Corp.               COM         166764100     1,364     18,439   SH       Sole                  18,439
 Chubb Corporation                 COM         171232101       204      4,001   SH       Sole                   4,001
 Cisco Systems Inc.                COM         17275R102       536     32,868   SH       Sole                  32,868
 Citigroup Inc.                    COM         172967101       180     26,783   SH       Sole                  26,783
 Coca Cola                         COM         191216100       564     12,448   SH       Sole                  12,448
 Colgate-Palmolive Co              COM         194162103       246      3,589   SH       Sole                   3,589
 ComCast                           COM         20030N101       192     11,349   SH       Sole                  11,349
 Conocophillips                    COM         718507106       471      9,096   SH       Sole                   9,096
 DCT Industrial Trust Inc          COM         233153105       868    171,604   SH       Sole                 171,604
 Dell Inc.                         COM         24702r101       266     25,977   SH       Sole                  25,977
 Devon Energy                      COM         25179M103       217      3,296   SH       Sole                   3,296
 Diamond Management & Technology   COM         25278P106       114     27,145   SH       Sole                  27,145
 Consultant
 Discover Financial Services LLC   COM         254709108       153     16,050   SH       Sole                  16,050
 Disney                            COM         254687106       576     25,401   SH       Sole                  25,401
 E*TRADE Financial Corp            COM         269246104        18     15,561   SH       Sole                  15,561
 EMC Corp. Mass.                   COM         268648102       122     11,614   SH       Sole                  11,614
 Eli Lilly & Co.                   COM         532457108       229      5,682   SH       Sole                   5,682
 Emerson Electric                  COM         291011104       245      6,687   SH       Sole                   6,687
 Exelon Corporation                COM         30161N101     1,050     18,878   SH       Sole                  18,878
 Exxon Mobil Corporation           COM         30231G102     3,621     45,360   SH       Sole                  45,360
 FPL Group                         COM         302571104       209      4,154   SH       Sole                   4,154
 Ford Motor Company                COM         345370860        71     31,202   SH       Sole                  31,202
 General Electric                  COM         369604103     1,215     75,009   SH       Sole                  75,009
 Gilead Sciences Inc.              COM         375558103       313      6,128   SH       Sole                   6,128
 Glaxosmithkline                   COM         37733W105       459     12,327   SH       Sole                  12,327
 Goldman Sachs Group               COM         38141G104       210      2,491   SH       Sole                   2,491
 Google Inc                        COM         38259p508       323      1,051   SH       Sole                   1,051
 Hewitt Associates Inc             COM         42822Q100       890     31,375   SH       Sole                  31,375
 Hewlett Packard Co                COM         428236103     1,106     30,465   SH       Sole                  30,465
 Home Depot                        COM         437076102       273     11,844   SH       Sole                  11,844
 IBM                               COM         459200101     1,219     14,482   SH       Sole                  14,482
 Intel Corp.                       COM         458140100       967     65,986   SH       Sole                  65,986
 J P Morgan Chase & Co.            COM         46625H100       959     30,404   SH       Sole                  30,404
 Johnson & Johnson                 COM         478160104     1,265     21,145   SH       Sole                  21,145
 Kraft Foods Inc                   COM         50075n104       204      7,579   SH       Sole                   7,579
 McDonald's Corporation            COM         580135101    11,366    182,767   SH       Sole                 182,767
 Medtronic Inc.                    COM         585055106       225      7,169   SH       Sole                   7,169
 Merck & Co, Inc.                  COM         589331107       294      9,667   SH       Sole                   9,667
 Merrill Lynch                     COM         590188108       178     15,301   SH       Sole                  15,301
 Microsoft Corp.                   COM         594918104       946     48,663   SH       Sole                  48,663
 Monsanto Co.                      COM         61166W101       343      4,877   SH       Sole                   4,877
 Morgan Stanley / Dean Witter      COM         617446448       329     20,541   SH       Sole                  20,541
 Motorola Inc.                     COM         620076109       126     28,545   SH       Sole                  28,545
 National City Corp.               COM         635405103        19     10,586   SH       Sole                  10,586
 National Semi-Conductor Corp.     COM         637640103       131     12,993   SH       Sole                  12,993
 News Corp. Ltd Class A            COM         65248e104       102     11,198   SH       Sole                  11,198
 Northern Trust                    COM         665859104       421      8,070   SH       Sole                   8,070
 Novamed Eyecare Inc.              COM         66986W108       130     37,520   SH       Sole                  37,520
 Occidental Petroleum Corp         COM         674599105       307      5,119   SH       Sole                   5,119
 Oracle Corp.                      COM         68389X105       421     23,725   SH       Sole                  23,725
 Pepsico Inc                       COM         713448108       623     11,378   SH       Sole                  11,378
 Pfizer Incorporated               COM         717081103       686     38,750   SH       Sole                  38,750
 Philip Morris International Inc.  COM         718172109       612     14,062   SH       Sole                  14,062
 Praxair Inc                       COM         74005P104       238      4,016   SH       Sole                   4,016
 Procter & Gamble                  COM         742718109     1,123     18,164   SH       Sole                  18,164
 Qualcomm, Inc.                    COM         747525103       399     11,142   SH       Sole                  11,142
 Qwest Communications              COM         749121109        42     11,593   SH       Sole                  11,593
 International
 Schering-Plough Corp.             COM         806605101       422     24,761   SH       Sole                  24,761
 Schlumberger                      COM         806857108       283      6,693   SH       Sole                   6,693
 Serefex Corp.                     COM         81748P101         0     30,000   SH       Sole                  30,000
 Sirius XM Radio Inc               COM         82966U103         2     18,421   SH       Sole                  18,421
 Southern Corp.                    COM         842587107       227      6,129   SH       Sole                   6,129
 Sprint Nextel Corp.               COM         852061100        27     14,995   SH       Sole                  14,995
 Starwood Hotels and Resorts       COM         85590A203       200     11,148   SH       Sole                  11,148
 Texas Instruments Inc.            COM         882508104       199     12,809   SH       Sole                  12,809
 Time Warner Inc.                  COM         887317105       245     24,383   SH       Sole                  24,383
 US Bancorp                        COM         902973304       394     15,767   SH       Sole                  15,767
 Union Pacific                     COM         907818108       229      4,784   SH       Sole                   4,784
 United Parcel Service Class B     COM         911312106       233      4,221   SH       Sole                   4,221
 United Technologies Corp.         COM         913017109       279      5,207   SH       Sole                   5,207
 Verizon Communications            COM         92343V104       732     21,589   SH       Sole                  21,589
 Wal-Mart                          COM         931142103     1,287     22,953   SH       Sole                  22,953
 Walgreen Company                  COM         931422109       320     12,985   SH       Sole                  12,985
 Wells Fargo & Co New              COM         949746101     1,759     59,651   SH       Sole                  59,651
 Wyeth                             COM         983024100       353      9,424   SH       Sole                   9,424
 YUM! Brands Inc                   COM         988498101       292      9,262   SH       Sole                   9,262